Consolidated statements of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Consolidated statements of comprehensive income [Abstract]
Net income for the period	€ (1,605)	[1]	€ 3,323	[2]	€ 1,195	[2]
Pensions and other-post employment plans: Remeasurement, before tax	101		134		51
Pensions and other-post employment plans: Income tax effect on remeasurements	20		21		12
Financial assets fair value through OCI: Net current-period change, before tax	(32)		(39)		0
Financial assets fair value through OCI: Income tax effect on net current-period change	1		1		0
Total of items that will not be reclassified to Income Statement	49		74		39
Currency translation differences: Net current period change, before tax	748		1,078		(1,040)
Currency translation differences: Income tax effect on net current-period change	(2)		5		(1)
Currency translation differences: Reclassification adjustment for (gain) loss realized	0		(36)
Currency translation differences: Reclassification adjustment for (gain) loss realized, in discontinued operations			(69)
Cash flow hedges: Net current-period change, before tax	(29)		(52)		69
Cash flow hedges: Income tax effect on net current-period change	10		(18)		17
Cash flow hedges: Reclassification adjustment for (gain) loss realized	(63)		14		6
Total of items that are or may be reclassified to Income Statement	774		1,129		(992)
Other comprehensive income for the period	823		1,203		(953)
Total comprehensive income for the period	(782)		4,527		242
Total comprehensive income attributable to: Shareholders of Koninklijke Philips N.V	(786)		4,520		235
Total comprehensive income attributable to: Non-controlling interests	€ 4		€ 7		€ 6

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.